Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

As of September 30, 2021 and December 31, 2020, the Company had $28,418 and $28,440, respectively, in advances from the Company’s management, which bear no interest, are unsecured, and are payable upon demand.

On February 23, 2021, the Company entered into certain securities purchase agreements with several non-U.S. investors (the “Purchasers”), pursuant to which the Company agreed to sell to the Purchasers, an aggregate of up to 3,320,000 shares of common stock of the Company, at $11.522 per share. One of the purchasers is the Company’s CEO (who is also the Company’s Chairman), who purchased 1,000,000 common shares of the Company. In April 2021, the Company’s CEO amended the number of shares that he would purchase from 1,000,000 shares to 940,000 shares. In April 2021 the Company returned to the Company’s CEO the $691,320 in extra proceeds that had been received earlier .

11. RELATED PARTY TRANSACTIONS

As of December 31, 2020 and 2019, the Company had $28,440 and $41,174, respectively, in advances from the Company’s management, which bear no interest, are unsecured, and are payable upon demand.